Revenues	3 Months Ended
Mar. 31, 2019
Revenues
Revenues

14. Revenues

The following table presents revenue disaggregated by customer types, major categories and reportable segments:

	Three Months Ended March 31, 2018
	Innovation	Commercial
	Platform	Platform	Total
	(in US$’000)
Customer types
Third parties—Distribution	—	43,189	43,189
Third parties—Collaboration	4,835	—	4,835
Related parties (Note 16(i))	2,582	1,731	4,313
	7,417	44,920	52,337
Major categories
Goods	—	42,362	42,362
Services	7,417	2,558	9,975
	7,417	44,920	52,337

	Three Months Ended March 31, 2019
	Innovation	Commercial
	Platform	Platform	Total
	(in US$’000)
Customer types
Third parties-Distribution	1,959	44,524	46,483
Third parties-Collaboration	3,692	—	3,692
Related parties (Note 16(i))	127	1,866	1,993
	5,778	46,390	52,168

Major categories
Goods	1,959	44,651	46,610
Services	2,841	1,739	4,580
Royalties	978	—	978
	5,778	46,390	52,168